Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2021	Mar. 31, 2020
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.40%
Discount rate (post-tax)	16.00%
Terminal value growth rate	4.50%
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.40%
Discount rate (post-tax)	16.00%
Terminal value growth rate	4.50%
ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	18.90%	20.10%
Discount rate (post-tax)	16.00%	16.00%
Terminal value growth rate	4.00%	4.00%
EBITDA margin (5 years)	6.12%	4.15%
ibibo Group - Go ibibo [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)		17.40%
Discount rate (post-tax)		15.50%
Terminal value growth rate		4.50%
Bottom of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	15.00%
EBITDA margin (5 years)	6.60%
Bottom of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	19.00%
EBITDA margin (5 years)	(7.10%)
Bottom of Range [Member] | ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	20.00%	(24.20%)
EBITDA margin (5 years)	9.80%	1.30%
Bottom of Range [Member] | ibibo Group - Go ibibo [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate		(59.90%)
EBITDA margin (5 years)		(25.80%)
Top of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	106.30%
EBITDA margin (5 years)	18.20%
Top of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	118.20%
EBITDA margin (5 years)	17.90%
Top of Range [Member] | ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	124.70%	48.60%
EBITDA margin (5 years)	21.90%	23.10%
Top of Range [Member] | ibibo Group - Go ibibo [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate		147.10%
EBITDA margin (5 years)		30.40%